Statements of Changes in Equity - CAD ($)		Common Shares	Warrants Reserve	Share Subscription (Receivable)	Share-based Payments Reserve	Deficit	Total
Balance, at Mar. 31, 2021		$ 38,712,936	$ 1,586,508	$ 76,734	$ 1,201,548	$ (39,102,358)	$ 2,475,368
Balance (in Shares) at Mar. 31, 2021	[1]	13,032,307
Warrants exercised		$ 60,350	(11,150)	(35,200)			14,000
Warrants exercised (in Shares)	[1]	61,053
Shares issued for exploration and evaluation assets		$ 5,027,000					5,027,000
Shares issued for exploration and evaluation assets (in Shares)	[1]	4,421,053
Private placements		$ 3,099,831					3,099,831
Private placements (in Shares)	[1]	3,022,648
Fair value of warrants from private placement		$ (880,124)	880,124
Share issue costs		$ (76,139)	16,097	(22,400)			(82,442)
Share issue costs (in Shares)	[1]	52,148
Share-based payments - stock options					632,450		632,450
Net loss for the year						(4,691,322)	(4,691,322)
Balance at Mar. 31, 2022		$ 45,943,854	2,471,579	19,134	1,833,998	(43,793,680)	6,474,885
Balance (in Shares) at Mar. 31, 2022	[1]	20,589,209
Shares issued for exploration and evaluation assets		$ 931,526					931,526
Shares issued for exploration and evaluation assets (in Shares)	[1]	2,642,104
Share-based payments - RSUs		$ 2,190,000					2,190,000
Share-based payments - RSUs (in Shares)	[1]	3,650,000
Private placements		$ 5,895,096					5,895,096
Private placements (in Shares)	[1]	15,005,370
Fair value of warrants from private placement		$ (234,175)	234,175
Share issue costs		$ (241,453)					(241,453)
Share issue costs (in Shares)	[1]	33,355
Net loss for the year						(5,750,583)	(5,750,583)
Balance at Mar. 31, 2023		$ 54,484,848	2,705,754	19,134	1,833,998	(49,544,263)	9,499,471
Balance (in Shares) at Mar. 31, 2023	[1]	41,920,038
Shares issued for exploration and evaluation assets		$ 1,995,416					1,995,416
Shares issued for exploration and evaluation assets (in Shares)	[1]	3,058,333
Share-based payments - RSUs		$ 731,375					731,375
Share-based payments - RSUs (in Shares)	[1]	1,425,000
Share subscriptions				(19,134)			(19,134)
Private placements		$ 2,140,438					2,140,438
Private placements (in Shares)	[1]	4,442,785
Fair value of warrants from private placement		$ (128,767)	128,767
Share issue costs		(121,200)					(121,200)
Share-based payments - stock options					1,055,070		1,055,070
Net loss for the year						(6,635,073)	(6,635,073)
Balance at Mar. 31, 2024		$ 59,102,110	$ 2,834,521		$ 2,889,068	$ (56,179,336)	$ 8,646,363
Balance (in Shares) at Mar. 31, 2024	[1]	50,846,156

[1]	The Company completed a 3.8:1 consolidation of its share capital on November 1, 2022. These financial statements are presented on a post-consolidation basis (see Note 1).